Investment (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Reserve Quantities [Line Items]
Profit for the year	R$ 1,670,755	R$ 2,957,174	R$ 1,828,254
Equity in earning	R$ 11,514,879	R$ 11,236,551
Fiber Co [Member]
Reserve Quantities [Line Items]
Number of share held	1,794,287,995	1,794,287,995
Interest in total capital	49.00%	49.00%
Subsidary sareholders' equity	R$ 1,422,034	R$ 1,794,288
Profit for the year	(125,687)	(22,968)
Equity in earning	(61,587)	(11,254)
Amount of investment	R$ 1,540,116	R$ 1,601,703